Advances to Suppliers	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to Suppliers

Note 6 – Advances to Suppliers

The Company makes advances to certain vendors for inventory purchases. The advances on inventory purchases were $7,875,174 and $ 4,689,148 as of March 31, 2025 and December 31, 2024, respectively. No impairment charges were made on advances to suppliers for the three months ended March 31, 2025 and the twelve months ended December 31, 2024.

Note 6 – Advances to Suppliers

The Company makes advances to certain vendors for inventory purchases. The advances on inventory purchases were $4,689,148 and $ 93,740 as of December 31, 2024 and 2023, respectively. No impairment charges were made on advances to suppliers for the years ended December 31, 2024 and 2023.